Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Schedule of Cost of Revenues

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Content-related costs and others	95,987	127,929	298,160	46,027
Depreciation and amortization	26,439	31,703	43,160	6,663
Bandwidth and internet data center	21,047	30,713	38,893	6,004
VAT and surcharges	108,763	191,153	288,908	44,600

	252,236	381,498	669,121	103,294